Earnings per share (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2024	January 31 2023 (Restated – Note 2)
Basic earnings per share
Net income	$3,582	$3,133
Dividends on preferred shares and distributions on other equity instruments	(58)	(44)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$3,522	$3,087
Weighted average number of common shares (in thousands)	1,406,324	1,382,754
Basic earnings per share (in dollars)	$2.50	$2.23
Diluted earnings per share
Net income available to common shareholders	$3,522	$3,087
Weighted average number of common shares (in thousands)	1,406,324	1,382,754
Stock options (1)	1,291	1,756
Issuable under other share-based compensation plans	26	26
Average number of diluted common shares (in thousands)	1,407,641	1,384,536
Diluted earnings per share (in dollars)	$2.50	$2.23

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2024, an average of 2,216,903 outstanding options with an average exercise price of $130.78 were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2023, an average of 591,472 outstanding options with an average exercise price of $131.64 were excluded from the calculation of diluted earnings per share.